Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	175,000,000	70,000,000	70,000,000
Common stock, shares issued	107,647,718	53,997,779	33,047,405
Common stock, shares outstanding	107,647,718	53,997,779	33,047,405
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, shares issued	0	0	230
Convertible preferred stock, shares outstanding	0	0	230
Convertible preferred stock, liquidation preference (in Dollars)	$ 0	$ 0	$ 2,300
Series F Convertible Preferred Stock [Member]
Convertible preferred stock, shares issued	1,000	1,500	0
Convertible preferred stock, shares outstanding	1,000	1,500	0
Convertible preferred stock, liquidation preference (in Dollars)	1,050	1,524	0
Series H Convertible Preferred Stock [Member]
Convertible preferred stock, shares issued	159	0	0
Convertible preferred stock, shares outstanding	159	0	0
Convertible preferred stock, liquidation preference (in Dollars)	$ 159	$ 0	$ 0